Capital Lease Obligations	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Capital Lease Obligations

NOTE 9 – CAPITAL LEASE OBLIGATIONS

In September 2019, the Company entered into a lease agreement with Thermo Fisher Scientific to acquire equipment with 48 monthly payments of $941, payable through September 1, 2023, with an effective interest rate of 12% per annum. The outstanding balance of this capital lease was $31,641, secured by equipment with carrying value of $53,600, as of June 30, 2020.

Note 9 – Capital lease obligations

In September 2019, the Company entered into a lease agreement with Thermo Fisher Scientific to acquire equipment with 48 monthly payments of $941, payable through September 1, 2023, with an effective interest rate of 12% per annum. The outstanding balance of this capital lease was $35,297, secured by equipment with carrying value of $63,747, as of December 31, 2019.

The future payments under Capital Lease Obligations as of December 31, 2019, are as follows:

Future Minimum Principal Payments
Twelve Months ended December 31,
2020	$7,533
2021	8,471
2022	9,525
2023	9,768
Total capital lease obligations	35,297
Less: current portion	(7,533)
Total non-current term loan obligations	$27,764